Interests in subsidiaries (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of subsidiaries [abstract]
Interests in Subsidiaries
The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries in accordance with the accounting policy described in note 2:

		Beneficial Ownership interest
Name	Principal place of business / Country of incorporation	30 June 2024%	30 June 2023%

Iris Energy Custodian Pty Ltd	Australia	100%	100%
Iris Energy Holdings Pty Ltd	Australia	100%	100%
SA 1 Holdings Pty Ltd	Australia	100%	100%
SA 2 Holdings Pty Ltd	Australia	100%	100%
TAS 1 Holdings Pty Ltd	Australia	100%	100%
Podtech Data Centers Inc.	Canada	100%	100%
IE CA Compute Ltd.	Canada	100%	-%
IE CA Leasing Ltd.	Canada	100%	-%
IE CA 1 Holdings Ltd.	Canada	100%	100%
IE CA 2 Holdings Ltd.	Canada	100%	100%
IE CA 5 Holdings Ltd.	Canada	100%	100%
IE CA Development Holdings Ltd.	Canada	100%	100%
IE CA Development Holdings 2 Ltd.	Canada	100%	100%
IE CA Development Holdings 3 Ltd.	Canada	100%	100%
IE CA Development Holdings 4 Ltd.	Canada	100%	100%
IE CA Development Holdings 5 Ltd.	Canada	100%	100%
IE CA Development Holdings 7 Ltd.	Canada	100%	100%
IE US 1, Inc.	United States of America	100%	100%
IE US Holdings Inc.	United States of America	100%	100%
IE US Development Holdings 1 Inc.	United States of America	100%	100%
IE US Development Holdings 3 Inc.	United States of America	100%	100%
IE US Development Holdings 4 Inc.	United States of America	100%	100%
IE US Development Holdings 5 Inc.	United States of America	100%	100%
IE US Development Holdings 6 Inc.	United States of America	100%	-%
IE US Hardware 1 Inc.	United States of America	100%	100%
IE US Hardware 3 Inc.	United States of America	100%	100%
IE US Hardware 4 Inc.	United States of America	100%	100%
IE US Operations Inc.	United States of America	100%	100%